BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Agricultural Products & Services - 1.7%
Bunge Global SA	75,986	$6,384,344

Application Software - 7.1%
AppLovin Corp. - Class A (a)	57,100	9,672,169
DocuSign, Inc. (a)	126,683	8,789,266
Zoom Video Communications, Inc. - Class A (a)	106,405	7,952,710
		26,414,145

Automotive Parts & Equipment - 2.0%
BorgWarner, Inc.	219,356	7,376,942

Biotechnology - 4.0%
Amgen, Inc.	22,633	7,246,181
United Therapeutics Corp. (a)	20,708	7,744,171
		14,990,352

Brewers - 2.0%
Molson Coors Beverage Co. - Class B	134,639	7,333,786

Building Products - 2.0%
Owens Corning	42,386	7,493,421

Communications Equipment - 2.1%
F5, Inc. (a)	33,450	7,823,286

Construction & Engineering - 2.1%
EMCOR Group, Inc.	17,170	7,659,022

Construction Machinery & Heavy Transportation Equipment - 2.1%
PACCAR, Inc.	74,796	7,799,727

Distributors - 1.8%
LKQ Corp.	184,644	6,793,053

Electric Utilities - 2.0%
NRG Energy, Inc.	83,940	7,588,176

Electronic Manufacturing Services - 2.2%
Jabil, Inc.	65,241	8,030,515

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINED)	Shares	Value
Health Care Distributors - 6.0%
Cardinal Health, Inc.	67,006	$7,271,491
Cencora, Inc.	32,801	7,481,252
McKesson Corp.	15,333	7,675,547
		22,428,290

Health Care Services - 1.8%
Cigna Group	21,035	6,622,028

Homebuilding - 7.3%
Lennar Corp. - Class A	40,287	6,860,876
NVR, Inc. (a)	765	7,001,900
PulteGroup, Inc.	51,833	6,713,928
TopBuild Corp. (a)	18,413	6,506,786
		27,083,490

Homefurnishing Retail - 1.8%
Williams-Sonoma, Inc.	48,532	6,509,597

Hotels, Resorts & Cruise Lines - 6.5%
Airbnb, Inc. - Class A (a)	56,744	7,648,524
Booking Holdings, Inc.	1,783	8,337,754
Expedia Group, Inc. (a)	51,023	7,975,405
		23,961,683

Human Resource & Employment Services - 2.1%
Paychex, Inc.	55,644	7,752,879

Independent Power Producers & Energy Traders - 2.3%
Vistra Corp.	66,916	8,361,823

Industrial Machinery & Supplies & Components - 2.3%
Snap-on, Inc.	26,037	8,595,595

Integrated Oil & Gas - 4.0%
Chevron Corp.	50,381	7,497,701
Exxon Mobil Corp.	63,372	7,400,582
		14,898,283

IT Consulting & Other Services - 1.9%
EPAM Systems, Inc. (a)	37,157	7,009,668

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINED)	Shares	Value
Managed Health Care - 5.1%
Centene Corp. (a)	99,474	$6,193,251
Elevance Health, Inc.	13,993	5,677,800
Molina Healthcare, Inc. (a)	21,398	6,873,466
		18,744,517

Oil & Gas Equipment & Services - 1.9%
Schlumberger NV	172,034	6,893,402

Oil & Gas Exploration & Production - 5.7%
Devon Energy Corp.	180,196	6,969,981
Diamondback Energy, Inc.	40,171	7,101,028
EOG Resources, Inc.	58,172	7,094,657
		21,165,666

Oil & Gas Refining & Marketing - 3.7%
Marathon Petroleum Corp.	45,209	6,576,553
Valero Energy Corp.	55,268	7,171,576
		13,748,129

Passenger Airlines - 2.4%
Delta Air Lines, Inc.	157,833	9,031,204

Pharmaceuticals - 1.8%
Merck & Co., Inc.	64,078	6,556,461

Semiconductors - 1.9%
QUALCOMM, Inc.	44,046	7,169,367

Steel - 1.9%
Nucor Corp.	49,298	6,992,428

Systems Software - 2.2%
Gen Digital, Inc.	274,619	7,994,159

Technology Hardware, Storage & Peripherals - 3.9%
Hewlett Packard Enterprise Co.	392,364	7,647,175
NetApp, Inc.	60,668	6,995,627
		14,642,802

BUSHIDO CAPITAL US EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 99.6% (CONTINED)	Shares	Value
Transaction & Payment Processing Services - 2.0%
PayPal Holdings, Inc. (a)	94,379	$7,484,255
TOTAL COMMON STOCKS (Cost $353,473,076)		369,332,495

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.78% (b)	1,326,411	1,326,411
TOTAL SHORT-TERM INVESTMENTS (Cost $1,326,411)		1,326,411

TOTAL INVESTMENTS - 100.0% (Cost $354,799,487)		$370,658,906
Liabilities in Excess of Other Assets - (0.0%) (c)		(141,391)
TOTAL NET ASSETS - 100.0%		$370,517,515

Percentages are stated as a percent of net assets.

NV - Naamloze Vennootschap SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BUSHIDO CAPITAL US EQUITY ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Bushido Capital US Equity ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$369,332,495	$—	$—	$369,332,495
Money Market Funds	1,326,411	—	—	1,326,411
Total Investments	$370,658,906	$—	$—	$370,658,906
Refer to the Schedule of Investments for additional information.
During the fiscal period ended October 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.